Note 33 - Employee Benefits - Expected Cash Flows (Detail) - Total [Member] € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Expected contributions to
Defined benefit plan assets, Expected Cash Flows next year	€ 285
BVV, Expected Cash Flows	65
Pension fund for Postbank's postal civil servants, Expected Cash Flows	85
Other defined contribution plans, Expected Cash Flows	275
Expected benefit payments for unfunded defined benefit plans, Expected Cash Flows	30
Expected cash flow related to post-employment benefits, Expected Cash Flows	€ 740